Short-term and long-term investments (Tables)	12 Months Ended
Dec. 31, 2013
Cost and Fair Value of Trading Securities

As of December 31, 2012, the Group’s costs and assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	December 31,
	2012
	Cost	Fair Value (Level 1)
Trading securities	$9,966,663	$10,271,142

Investment Gain (Loss) of Trading Securities

Investment gains of trading securities for the years ended December 31, 2011, 2012 and 2013 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31,
	2011	2012	2013
Realized gains from sales of trading securities	$366,131	$349,338	$731,362
Unrealized holding gains (losses)	51,416	252,455	(508,830)

	$417,547	$601,793	$222,532